Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Federal income tax expense (benefit)	$ 0
State income tax expense (benefit)	0
Income tax expense (benefit)	$ 0	$ 0	$ 0
Effective income tax rate reconciliation, Percentage	0.00%	0.00%	0.00%
Operating loss carry forwards, percentage limitations on use	80.00%
Operating loss carry forwards, limitations on use	As a result of the Tax Cuts and Jobs Act, net operating losses generated after December 31, 2017 have an indefinite life and losses are limited to 80% of taxable income
Change in deferred tax assets, valuation allowance	$ 28,000,000
Percentage change in ownership occurred	50.00%
Significant changes to unrecognized tax benefits, terms	12 months
Unrecognized tax benefits, accrued interest and penalties	$ 0	$ 0	$ 0
Unrecognized tax benefits that would impact effective tax rate	$ 0
Operating loss carryforwards, expiration year	2026
Research and development
Tax credit carryforward, amount	$ 0	0
Indefinite Life
Operating loss carryforwards	385,700,000
Domestic Tax Authority
Operating loss carryforwards	733,300,000	665,100,000
State and Local Jurisdiction
Operating loss carryforwards	$ 410,500,000	$ 381,700,000
Non Deductible Stock Based Compensation And Change In Valuation Allowance
Effective income tax rate reconciliation, Percentage	0.00%